UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – June 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 55.9%

	Financials — 30.5%
$6,765,000	Aflac, Inc., 2.875%, 10/15/26	$6,350,820
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53	2,055,000
10,460,000	Assurant, Inc., 7.000%, 3/27/48	10,558,574
12,600,000	Australia & New Zealand Banking
	Group Ltd./United Kingdom
	(Australia), 144a, 6.750%(A)	12,804,750
15,200,000	Banco Santander SA (Spain), 6.375%(A)	15,229,062
2,400,000	Bank of America Corp., 5.875%(A)	2,346,000
1,750,000	Bank of America Corp. MTN,
	3.248%, 10/21/27	1,630,948
5,480,000	Bank of New York Mellon Corp. (The),
	4.950%(A)	5,596,450
8,325,000	Berkshire Hathaway, Inc.,
	3.125%, 3/15/26	8,021,162
9,450,000	BNP Paribas SA (France), 144a,
	6.750%(A)	9,379,125
13,602,000	Catlin Insurance Co. Ltd. (Bermuda),
	144a, (3M LIBOR +2.975%),
	5.330%(A)(B)	13,533,990
7,780,000	Charles Schwab Corp. (The), 4.625%(A)	7,770,275
6,360,000	Chubb INA Holdings, Inc.,
	3.350%, 5/3/26	6,166,468
582,000	Citizens Financial Group, Inc.,
	4.300%, 12/3/25	578,259
6,000,000	Credit Agricole SA (France), 144a,
	8.125%(A)	6,352,500
3,630,000	Dai-ichi Life Insurance Co. Ltd. (The)
	(Japan), 144a, 7.250%(A)	3,947,625
339,854	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust
	(Guernsey), 144a, 6.500%, 5/30/19	344,870
6,100,000	Duke Realty LP, 3.250%, 6/30/26	5,721,296
6,250,000	Goldman Sachs Group, Inc. (The), Ser
	P, 5.000%(A)	5,863,125
850,000	HCP, Inc., 4.000%, 6/1/25	831,810
2,400,000	HSBC Holdings PLC (United Kingdom),
	6.250%(A)	2,355,000
11,550,000	HSBC Holdings PLC (United Kingdom),
	6.375%(A)	11,333,437
16,850,000	ING Groep NV (Netherlands), 6.000%(A)	16,769,120
1,050,000	JPMorgan Chase & Co.,
	2.950%, 10/1/26	975,339
8,500,000	JPMorgan Chase & Co., Ser I, (3M
	LIBOR +3.470%), 5.829%(A)(B)	8,563,750
9,417,000	JPMorgan Chase & Co., Ser Z,
	5.300%(A)	9,591,214
427,000	Kemper Corp., 4.350%, 2/15/25	424,675
4,070,000	Lincoln National Corp., (3M LIBOR
	+2.358%), 4.678%, 5/17/66(B)	3,873,989
12,550,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%(A)	12,744,525
1,045,000	Manulife Financial Corp. (Canada),
	4.150%, 3/4/26	1,043,162
1,300,000	MetLife, Inc., 4.600%, 5/13/46	1,317,364
6,430,000	MetLife, Inc., Ser C, 5.250%(A)	6,541,239
3,435,000	Principal Financial Group, Inc.,
	4.700%, 5/15/55	3,443,587
1,100,000	QBE Insurance Group Ltd., EMTN
	(Australia), 5.875%, 6/17/46	1,066,239
13,326,000	Reinsurance Group of America, Inc.,
	(3M LIBOR +2.665%),
	5.006%, 12/15/65(B)	13,259,370
1,400,000	Retail Opportunity Investments
	Partnership LP, 5.000%, 12/15/23	1,408,805
17,365,000	Royal Bank of Scotland Group PLC
	(United Kingdom), 7.500%(A)	17,703,618
1,500,000	Simon Property Group LP,
	4.250%, 11/30/46	1,452,826
6,950,000	Societe Generale SA (France), 144a,
	6.000%(A)	6,705,443
9,025,000	Societe Generale SA (France), 144a,
	7.375%(A)	9,182,938
5,000,000	UBS Group AG (Switzerland), 7.125%(A)	5,131,530
3,800,000	UBS Group Funding Switzerland AG
	(Switzerland), 6.875%(A)	3,893,966
7,100,000	US Bancorp, Ser I, 5.125%(A)	7,286,375
2,250,000	Westpac Banking Corp. (Australia)
	GMTN, 4.322%, 11/23/31	2,167,895
		273,317,515

	Industrials — 7.0%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45	4,429,000
526,202	Air Canada 2013-1 Class A Pass
	Through Trust (Canada), 144a,
	4.125%, 5/15/25	527,412
5,948,669	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	5,972,167
6,760,000	CRH America Finance, Inc., 144a,
	3.400%, 5/9/27	6,362,744
3,651,221	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	3,895,852
7,760,000	General Electric Co., Ser D, 5.000%(A)	7,643,600
3,169,533	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	3,110,580
7,690,000	John Deere Capital Corp. MTN,
	2.800%, 9/8/27	7,178,643
1,050,000	Lockheed Martin Corp.,
	3.550%, 1/15/26	1,031,916
6,665,000	Lockheed Martin Corp.,
	4.700%, 5/15/46	7,085,695
1,125,000	Northrop Grumman Corp.,
	3.850%, 4/15/45	1,020,652
2,257,001	Northwest Airlines 2007-1 Class A Pass
	Through Trust, 7.027%, 11/1/19	2,357,437
1,500,000	Owens Corning, 3.400%, 8/15/26	1,367,702

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 55.9% (Continued)

	Industrials — (Continued)
$3,180,000	Owens Corning, 4.200%, 12/15/22	$3,187,775
7,130,731	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	7,284,755
		62,455,930

	Energy — 5.4%
16,900,000	Andeavor Logistics LP, 6.875%(A)	16,731,000
9,448,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	9,174,176
10,630,000	Energy Transfer Partners LP, 6.250%(A)†	9,846,037
1,500,000	Enterprise Products Operating LLC,
	Ser D, 4.875%, 8/16/77	1,402,500
1,500,000	Enterprise Products Operating LLC,
	Ser E, 5.250%, 8/16/77	1,395,000
9,269,000	Marathon Petroleum Corp.,
	3.625%, 9/15/24	9,052,462
1,225,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	1,302,991
		48,904,166

	Consumer Discretionary — 5.3%
7,455,000	Amazon.com, Inc., 3.150%, 8/22/27	7,139,574
1,550,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	1,593,986
775,000	D.R. Horton, Inc., 4.750%, 2/15/23	799,959
1,100,000	General Motors Financial Co., Inc.,
	3.200%, 7/6/21	1,085,688
1,000,000	General Motors Financial Co., Inc.,
	5.250%, 3/1/26	1,036,230
7,020,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	7,043,040
6,680,000	Lennar Corp., 5.250%, 6/1/26	6,546,400
6,950,000	McDonald's Corp. MTN,
	2.625%, 1/15/22	6,810,950
1,050,000	McDonald's Corp. MTN,
	3.700%, 1/30/26	1,042,490
5,195,000	Time Warner, Inc., 3.875%, 1/15/26	4,990,921
9,365,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	9,177,700
		47,266,938

	Utilities — 2.0%
7,190,000	American Water Capital Corp.,
	2.950%, 9/1/27	6,773,186
850,000	Electricite de France SA (France), 144a,
	3.625%, 10/13/25	832,165
1,300,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.068%),
	4.405%, 10/1/66(B)	1,267,500
2,700,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.125%),
	4.466%, 6/15/67(B)	2,625,751
2,234,000	PPL Capital Funding, Inc., (3M LIBOR
	+2.665%), 4.999%, 3/30/67(B)	2,234,000
4,001,000	WEC Energy Group, Inc., (3M LIBOR
	+2.113%), 4.455%, 5/15/67(B)	3,946,186
		17,678,788

	Health Care — 1.6%
850,000	Abbott Laboratories,
	4.900%, 11/30/46	915,049
1,500,000	Amgen, Inc., 2.600%, 8/19/26	1,353,917
7,160,000	Eli Lilly & Co., 3.100%, 5/15/27	6,853,583
810,000	Express Scripts Holding Co.,
	3.400%, 3/1/27	740,098
2,090,000	Medtronic, Inc., 3.150%, 3/15/22	2,073,260
1,350,000	Medtronic, Inc., 3.500%, 3/15/25	1,335,846
1,500,000	Thermo Fisher Scientific, Inc.,
	2.950%, 9/19/26	1,385,729
		14,657,482

	Consumer Staples — 1.5%
1,520,000	BAT Capital Corp., 144a,
	3.557%, 8/15/27	1,414,210
5,150,000	Kroger Co. (The), 2.650%, 10/15/26	4,559,082
1,800,000	Lamb Weston Holdings, Inc., 144a,
	4.875%, 11/1/26	1,750,500
1,050,000	Walgreens Boots Alliance, Inc.,
	3.450%, 6/1/26	978,657
4,500,000	Walmart, Inc., 4.050%, 6/29/48	4,531,457
		13,233,906

	Information Technology — 1.2%
1,150,000	KLA-Tencor Corp., 4.650%, 11/1/24	1,188,517
1,550,000	Microsoft Corp., 2.400%, 8/8/26	1,433,821
6,680,000	Microsoft Corp., 4.450%, 11/3/45	7,180,264
1,500,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,443,502
		11,246,104

	Telecommunication Services — 1.2%
592,000	AT&T, Inc., 3.800%, 3/15/22	593,010
1,500,000	CBS Corp., 4.000%, 1/15/26	1,454,702
1,350,000	Cox Communications, Inc., 144a,
	3.350%, 9/15/26	1,248,129
6,603,000	Viacom, Inc., 5.875%, 2/28/57	6,239,835
1,425,000	Warner Media LLC, 3.800%, 2/15/27	1,345,734
		10,881,410

	Materials — 0.2%
1,750,000	Domtar Corp., 6.250%, 9/1/42	1,742,094
	Total Corporate Bonds	$501,384,333

	Asset-Backed Securities — 9.9%
3,944,248	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	3,987,650

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 9.9% (Continued)
$5,435,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	$5,289,612
1,018,228	California Republic Auto Receivables
	Trust, Ser 2014-3, Class A4,
	1.790%, 3/16/20	1,017,033
415,356	Conseco Finance Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)(C)	439,651
1,798,026	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	(1M LIBOR +1.050%),
	3.141%, 1/25/35(B)	1,805,197
5,169,512	Home Equity Asset Trust, Ser 2005-3,
	Class M4, (1M LIBOR +0.640%),
	2.731%, 8/25/35(B)	5,223,486
6,700,000	Merrill Lynch Mortgage Investors Trust
	Series, Ser 2006-FF1, Class M3, (1M
	LIBOR +0.310%), 2.401%, 8/25/36(B)	6,689,079
557,896	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	623,705
5,743,103	New Residential Mortgage Trust, Ser
	2018-1A, Class A1A, 144a,
	4.000%, 12/25/57(B)(C)	5,779,606
4,815,000	Newcastle Mortgage Securities Trust,
	Ser 2006-1, Class M2, (1M LIBOR
	+0.370%), 2.461%, 3/25/36(B)	4,779,773
5,333,887	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2, (1M LIBOR
	+0.490%), 2.581%, 5/25/35(B)	5,360,285
1,592,864	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	1,589,247
3,057,619	Park Place Securities, Inc. Asset-Backed
	Pass-Through Certificates, Ser
	2004-MHQ1, Class M2, (1M LIBOR
	+1.125%), 3.216%, 12/25/34(B)	3,061,153
2,977,646	Popular ABS Mortgage Pass-Through
	Trust, Ser 2004-4, Class AV1, (1M
	LIBOR +0.680%), 2.771%, 9/25/34(B)	2,968,399
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	(1M LIBOR +0.690%),
	2.781%, 10/25/35(B)	2,291,189
8,455,000	Santander Drive Auto Receivables
	Trust, Ser 2014-4, Class D,
	3.100%, 11/16/20	8,470,682
295,500	Taco Bell Funding LLC, Ser 2016-1A,
	Class A2I, 144a, 3.832%, 5/25/46	295,855
2,432,780	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	2,429,737
8,269,900	TLF National Tax Lien Trust, Ser
	2017-1A, Class A, 144a,
	3.090%, 12/15/29	8,264,654
955,633	TLF National Tax Lien Trust, Ser
	2017-1A, Class B, 144a,
	3.840%, 12/15/29	949,928
5,900,000	Towd Point Mortgage Trust, Ser
	2016-1, Class M1, 144a,
	3.500%, 2/25/55(B)(C)	5,848,452
11,111,743	Towd Point Mortgage Trust, Ser
	2017-6, Class A1, 144a,
	2.750%, 10/25/57(B)(C)	10,828,758
1,250,331	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1, (1M LIBOR
	+0.460%), 2.551%, 12/25/35(B)	1,251,438
	Total Asset-Backed Securities	$89,244,569

	Agency Collateralized Mortgage
	Obligations — 6.3%
1,107,824	Fannie Mae REMICs, Ser 2008-60, Class
	SA, (1M LIBOR +6.500%),
	4.409%, 7/25/38(B)(D)	157,797
32,345,829	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006 Class
	AX1, 1.115%, 1/25/20(B)(C)(D)	397,485
14,144,133	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019 Class
	X1, 1.805%, 3/25/22(B)(C)(D)	710,299
26,164,271	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025 Class
	X1, 0.986%, 10/25/22(B)(C)(D)	813,418
70,718,252	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033 Class
	X1, 0.420%, 7/25/23(B)(C)(D)	992,835
110,528,697	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K036 Class
	X1, 0.898%, 10/25/23(B)(C)(D)	3,671,211
32,701,780	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K710 Class
	X1, 1.859%, 5/25/19(B)(C)(D)	329,340
3,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.172%, 5/25/45(B)(C)	3,061,036
5,730,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.477%, 5/25/45(B)(C)	5,727,342
5,095,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.262%, 4/25/46(B)(C)	5,068,695
401,967	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(D)	3,232
7,496,781	GNMA, Ser 2012-147, Class IO,
	0.564%, 4/16/54(B)(C)(D)	267,134
33,602,422	GNMA, Ser 2016-110, Class IO,
	1.033%, 5/16/58(B)(C)(D)	2,695,395
38,886,608	GNMA, Ser 2016-158, Class IO,
	0.908%, 6/16/58(B)(C)(D)	2,930,639
74,975,391	GNMA, Ser 2016-34, Class IO,
	0.998%, 1/16/58(B)(C)(D)	5,908,878

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 6.3% (Continued)
$65,381,490	GNMA, Ser 2016-35, Class IO,
	0.881%, 3/16/58(B)(C)(D)	$4,673,900
67,619,485	GNMA, Ser 2016-50, Class IO,
	1.035%, 8/16/57(B)(C)(D)	5,130,162
47,268,815	GNMA, Ser 2016-52, Class IO,
	0.932%, 3/16/58(B)(C)(D)	3,327,814
59,411,293	GNMA, Ser 2016-67, Class IO,
	1.166%, 7/16/57(B)(C)(D)	4,776,478
42,950,401	GNMA, Ser 2017-76, Class IO,
	0.955%, 12/16/56(B)(C)(D)	3,202,189
50,538,605	GNMA, Ser 2017-94, Class IO,
	0.658%, 2/16/59(B)(C)(D)	3,114,153
	Total Agency Collateralized
	Mortgage Obligations	$56,959,432

	U.S. Treasury Obligations — 5.8%
7,420,000	U.S. Treasury Note, 1.375%, 10/31/20	7,218,269
5,514,200	U.S. Treasury Note, 1.500%, 8/15/26	4,980,012
3,500,000	U.S. Treasury Note, 1.750%, 5/31/22	3,377,363
6,880,000	U.S. Treasury Note, 1.875%, 1/31/22	6,692,950
4,770,000	U.S. Treasury Note, 2.000%, 10/31/21	4,670,128
3,600,000	U.S. Treasury Note, 2.250%, 11/15/27	3,422,109
4,000,000	U.S. Treasury Note, 2.750%, 4/30/23	4,003,906
17,690,000	United States Treasury Inflation
	Indexed Note, 0.375%, 1/15/27	17,822,357
	Total U.S. Treasury Obligations	$52,187,094

	Non-Agency Collateralized Mortgage
	Obligations — 4.2%
1,254,141	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, (6M LIBOR +2.000%),
	4.467%, 2/25/45(B)	1,275,319
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12,
	Class 1M1, (1M LIBOR +0.930%),
	3.021%, 1/25/35(B)	4,207,774
98,574	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(E)	99,427
6,128,735	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2018-RP1, Class A1, 144a,
	3.000%, 9/25/64(B)(C)	6,028,547
1,290,636	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	4.349%, 7/25/35(B)(C)	1,300,097
5,083,168	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)(C)	5,040,083
6,533	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A, (12M
	LIBOR +1.625%),
	4.325%, 12/25/32(B)	6,543
5,467,549	Metlife Securitization Trust, Ser
	2017-1A, Class A, 144a,
	3.000%, 4/25/55(B)(C)	5,372,915
339,541	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	3.724%, 9/25/34(B)(C)	348,638
4,547,000	Morgan Stanley Mortgage Loan Trust,
	Ser 2005-5AR, Class 1M1, (1M LIBOR
	+0.500%), 2.591%, 9/25/35(B)	4,549,896
3,688,862	New Residential Mortgage Loan Trust,
	Ser 2017-2A, Class A3, 144a,
	4.000%, 3/25/57(B)(C)	3,740,438
36,451	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	36,245
5,179,850	Sequoia Mortgage Trust, Ser 2013-9,
	Class B1, 144a, 3.500%, 7/25/43	5,089,115
124,420	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 3.681%, 11/25/34(B)(C)	127,123
	Total Non-Agency Collateralized
	Mortgage Obligations	$37,222,160

	U.S. Government Mortgage-Backed
	Obligations — 1.6%
40,394	FHLMC, Pool #972110, (1 Year CMT
	Rate +2.225%), 3.376%, 10/1/32(B)	41,525
38,380	FHLMC, Pool #G03170, 6.500%, 8/1/37	42,725
50,172	FHLMC, Pool #G12780, 6.500%, 9/1/22	52,069
3,380,443	FHLMC, Pool #Q41208, 3.500%, 6/1/46	3,372,164
88,523	FNMA, Pool #844415, 5.500%, 10/1/35	95,927
580,546	FNMA, Pool #AB1952, 4.000%, 12/1/40	598,632
415,514	FNMA, Pool #AB1953, 4.000%, 12/1/40	427,620
356,543	FNMA, Pool #AB3387, 4.000%, 8/1/41	366,422
2,046,677	FNMA, Pool #AS7601, 4.000%, 7/1/46	2,088,173
1,725,939	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,678,269
1,889,665	FNMA, Pool #BC4492, 4.500%, 12/1/39	1,985,423
3,960,091	FNMA, Pool #BE4435, 3.000%, 11/1/46	3,842,089
	Total U.S. Government
	Mortgage-Backed Obligations	$14,591,038

	Commercial Mortgage-Backed Security — 0.7%
6,020,000	Banc of America Commercial
	Mortgage Trust, Ser 2015-UBS7,
	Class A4, 3.705%, 9/15/48	$6,033,186

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	$1,480,311

Shares

	Common Stocks — 7.7%

	Real Estate — 3.7%
73,196	Crown Castle International Corp. REIT	7,891,993
43,768	Digital Realty Trust, Inc. REIT	4,883,633
100,000	Duke Realty Corp. REIT	2,903,000
272,534	MGM Growth Properties LLC - Class A,
	REIT†	8,301,386

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 7.7% (Continued)

	Real Estate — (Continued)
84,224	Prologis, Inc. REIT	$5,532,675
20,752	Simon Property Group, Inc. REIT	3,531,783
		33,044,470

	Energy — 1.1%
11,057	EOG Resources, Inc.	1,375,822
40,000	Exxon Mobil Corp.	3,309,200
43,222	National Oilwell Varco, Inc.	1,875,835
27,039	Occidental Petroleum Corp.	2,262,624
11,456	Valero Energy Corp.	1,269,668
		10,093,149

	Health Care — 0.8%
39,673	Abbott Laboratories	2,419,656
9,654	Stryker Corp.	1,630,174
11,625	UnitedHealth Group, Inc.	2,852,078
		6,901,908

	Consumer Staples — 0.7%
17,642	Kimberly-Clark Corp.	1,858,408
39,120	Kraft Heinz Co. (The)	2,457,518
19,989	PepsiCo, Inc.	2,176,202
		6,492,128

	Financials — 0.6%
168,304	AGNC Investment Corp.	3,128,771
14,443	CME Group, Inc.	2,367,497
		5,496,268

	Utilities — 0.6%
38,441	Dominion Energy, Inc.	2,620,907
15,921	NextEra Energy, Inc.	2,659,285
		5,280,192

	Information Technology — 0.2%
14,664	Visa, Inc. - Class A	1,942,247
	Total Common Stocks	$69,250,362

	Preferred Stocks — 3.4%

	Financials — 2.2%
110,000	AGNC Investment Corp., Ser C,
	7.000%(A)	2,860,000
200,875	Chimera Investment Corp., Ser B,
	8.000%(A)	5,188,601
59,650	CoBank ACB, Ser H, 6.200%(A)	6,293,075
120,000	Two Harbors Investment Corp., Ser.B,
	7.625%(A)	3,098,400
80,612	WR Berkley Corp., 5.750%, 6/1/56	1,995,147
		19,435,223

	Energy — 0.5%
188,000	Energy Transfer Partners LP, 7.375%(A)	4,698,120

	Industrials — 0.4%
139,438	Seaspan Corp. (Marshall Islands),
	6.375%, 4/30/19	3,558,458

	Consumer Staples — 0.3%
103,723	CHS, Inc., Ser 3, 6.750%(A)	2,744,511
	Total Preferred Stocks	$30,436,312

	Exchange-Traded Fund — 0.8%
315,119	VanEck Vectors Gold Miners ETF	$7,030,305

	Number
	of	Notional
	Contracts	Amount

Purchased Call Option — 0.1%
Crude Oil, Strike@69.00,
Exp 09/18	156	$11,063,520	663,000

Shares

	Short-Term Investment Funds — 2.2%
18,758,123	Dreyfus Government Cash
	Management, Institutional
	Shares, 1.81%∞Ω	18,758,123
979,062	Invesco Government & Agency
	Portfolio, Institutional Class,
	1.81%**∞Ω	979,062
	Total Short-Term Investment Funds	$19,737,185

Total Investment Securities —98.8%		$886,219,287
(Cost $892,880,948)

Other Assets in Excess of Liabilities — 1.2%		10,967,750

Net Assets — 100.0%		$897,187,037

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2018.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following

5

Touchstone Flexible Income Fund (Unaudited) (Continued)

periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2018.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $921,767.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

BRL - Brazilian Real

CMT - Constant Maturity Treasury

EMTN - Euro Medium Term Note

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $163,207,071 or 18.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Corporate Bonds	$—	$501,384,333	$—	$501,384,333
Asset-Backed Securities	—	89,244,569	—	89,244,569
Agency Collateralized Mortgage Obligations	—	56,959,432	—	56,959,432
U.S. Treasury Obligations	—	52,187,094	—	52,187,094
Non-Agency Collateralized Mortgage Obligations	—	37,222,160	—	37,222,160
U.S. Government Mortgage-Backed Obligations	—	14,591,038	—	14,591,038
Commercial Mortgage-Backed Security	—	6,033,186	—	6,033,186
U.S. Government Agency Obligation	—	1,480,311	—	1,480,311
Common Stocks	69,250,362	—	—	69,250,362

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets (continued):
Preferred Stocks	$30,436,312	$—	$—	$30,436,312
Exchange-Traded Fund	7,030,305	—	—	7,030,305
Purchased Options Equity Contracts	663,000	—	—	663,000
Short-Term Investment Funds	19,737,185	—	—	19,737,185
Other Financial Instruments***
Forward Foreign Currency Contracts	—	625,565	—	625,565
Futures Equity Contracts	123,037	—	—	123,037
Total Assets	$127,240,201	$759,727,688	$—	$886,967,889

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$—	$(280,435)	$—	$(280,435)
Futures Interest Rate Contracts	(135,218)	—	—	(135,218)
Total Liabilities	$(135,218)	$(280,435)	$—	$(415,653)
Total	$127,104,983	$759,447,253	$—	$886,552,236

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts, futures equity contracts and futures interest rate contracts.

Futures Contracts

At June 30, 2018, $4,440,180 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2018:

				Value and
				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Amount	(Depreciation)
Short Futures:
Euro-Bund Futures	09/10/2018	60	$11,268,887	$(120,676)
10-Year JGB Futures	09/20/2018	7	9,522,377	(14,542)
				$(135,218)
Long Futures:
CBOE Volatility Index Futures	08/22/2018	394	6,328,713	123,037
				$(12,181)

7

Touchstone Flexible Income Fund (Unaudited) (Continued)

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
Morgan Stanley	07/13/2018	JPY	991,192,733	USD	8,985,272	$(24,035)
Morgan Stanley	07/13/2018	USD	4,572,808	BRL	17,036,910	184,566
Morgan Stanley	07/13/2018	USD	4,568,394	BRL	17,036,910	180,152
Morgan Stanley	07/13/2018	USD	4,414,279	BRL	17,036,910	26,037
Morgan Stanley	07/13/2018	USD	4,564,442	TRY	21,310,463	(46,324)
Morgan Stanley	07/13/2018	USD	4,543,310	TRY	21,310,463	(67,456)
Morgan Stanley	07/13/2018	USD	4,520,459	TRY	21,310,463	(90,307)
Morgan Stanley	07/13/2018	USD	4,357,730	ZAR	60,605,992	(52,313)
Wells Fargo	07/13/2018	USD	9,054,895	ZAR	121,211,985	234,810
						$345,130

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Focused Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Information Technology — 26.2%
Alphabet, Inc. - Class A*	16,581	$18,723,099
Alphabet, Inc. - Class C*	34,961	39,004,240
Apple, Inc.	277,784	51,420,596
Avnet, Inc.	502,467	21,550,810
Facebook, Inc. - Class A*	232,753	45,228,563
International Business Machines Corp.	136,647	19,089,586
Microsoft Corp.	538,418	53,093,399
Oracle Corp.	662,854	29,205,347
salesforce.com, Inc.*	274,288	37,412,883
		314,728,523

Consumer Discretionary — 17.9%
Amazon.com, Inc.*	41,166	69,973,967
Booking Holdings, Inc.*	10,651	21,590,536
Carnival Corp.	394,191	22,591,086
Comcast Corp. - Class A	658,008	21,589,242
JD.com, Inc. (China) ADR*	431,558	16,809,184
Starbucks Corp.	339,251	16,572,411
Twenty-First Century Fox, Inc. - Class A	650,917	32,344,066
Yum China Holdings, Inc. (China)	331,871	12,763,759
		214,234,251

Financials — 15.2%
Bank of America Corp.	987,717	27,843,742
Bank of the Ozarks	284,048	12,793,522
Berkshire Hathaway, Inc. - Class B*	525,001	97,991,437
Goldman Sachs Group, Inc. (The)	116,068	25,601,119
Signature Bank/NewYork NY*	141,637	18,112,540
		182,342,360

Health Care — 15.2%
AmerisourceBergen Corp.	265,380	22,628,953
Biogen, Inc.*	98,763	28,664,973
Bio-Rad Laboratories, Inc. - Class A*	93,001	26,834,508
Bristol-Myers Squibb Co.	616,732	34,129,949
Johnson & Johnson	246,337	29,890,532
Novartis AG (Switzerland) ADR	526,559	39,776,267
		181,925,182

Industrials — 8.2%
General Electric Co.	854,468	11,629,309
Johnson Controls International PLC	460,913	15,417,540
Stericycle, Inc.*	295,974	19,324,142
Union Pacific Corp.	153,765	21,785,425
United Technologies Corp.	245,112	30,646,353
		98,802,769

Real Estate — 5.1%
Jones Lang LaSalle, Inc.	181,925	30,197,731
Simon Property Group, Inc. REIT	180,048	30,642,369
		60,840,100

Energy — 4.5%
Exxon Mobil Corp.	225,353	18,643,454
Halliburton Co.	326,931	14,731,511
Schlumberger Ltd.	302,165	20,254,120
		53,629,085

Consumer Staples — 3.6%
JM Smucker Co. (The)	92,171	9,906,539
Monster Beverage Corp.*	263,011	15,070,530
Unilever NV (United Kingdom)	332,618	18,533,475
		43,510,544

Telecommunication Services — 1.9%
AT&T, Inc.	703,381	22,585,564

Materials — 0.0%
Nutrien Ltd. (Canada)	1	54
Total Common Stocks		$1,172,598,432

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	23,888,420	$23,888,420

Total Investment Securities —99.8%
(Cost $901,424,237)		$1,196,486,852

Other Assets in Excess of Liabilities — 0.2%		2,908,872

Net Assets — 100.0%		$1,199,395,724

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

9

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,172,598,432	$—	$—	$1,172,598,432
Short-Term Investment Fund	23,888,420	—	—	23,888,420
Total	$1,196,486,852	$—	$—	$1,196,486,852

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Growth Opportunities Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Information Technology — 39.8%
Adobe Systems, Inc.*	11,960	$2,915,968
Alphabet, Inc. - Class A*	7,479	8,445,212
Alphabet, Inc. - Class C*	8,055	8,986,561
Analog Devices, Inc.	37,720	3,618,102
Apple, Inc.	91,335	16,907,022
Broadcom, Inc.	20,785	5,043,272
Cognizant Technology Solutions Corp. - Class A	32,360	2,556,116
CommVault Systems, Inc.*	41,640	2,741,994
Facebook, Inc. - Class A*	60,860	11,826,315
International Business Machines Corp.	22,100	3,087,370
Lam Research Corp.	25,530	4,412,861
Microsoft Corp.	117,570	11,593,578
Red Hat, Inc.*	27,950	3,755,642
salesforce.com, Inc.*	38,640	5,270,496
ServiceNow, Inc.*	23,050	3,975,434
Total System Services, Inc.	60,100	5,079,652
Visa, Inc. - Class A	85,090	11,270,170
Worldpay, Inc. - Class A*	77,610	6,346,946
		117,832,711

Health Care — 17.2%
Biogen, Inc.*	11,774	3,417,286
Celgene Corp.*	61,745	4,903,788
Cooper Cos., Inc. (The)	26,690	6,284,161
Jazz Pharmaceuticals PLC (Ireland)*	26,410	4,550,443
Masimo Corp.*	29,850	2,914,852
Medicines Co. (The)*	85,480	3,137,116
Quest Diagnostics, Inc.	34,420	3,784,135
STERIS PLC (United Kingdom)	35,150	3,691,102
Thermo Fisher Scientific, Inc.	21,315	4,415,189
UnitedHealth Group, Inc.	30,909	7,583,214
Vertex Pharmaceuticals, Inc.*	35,920	6,104,963
		50,786,249

Industrials — 14.6%
AMETEK, Inc.	76,940	5,551,990
Boeing Co. (The)	20,875	7,003,771
Ferguson PLC (Switzerland) ADR	453,704	3,697,688
IHS Markit Ltd. (United Kingdom)*	58,010	2,992,736
Illinois Tool Works, Inc.	32,800	4,544,112
Ingersoll-Rand PLC	60,200	5,401,746
Union Pacific Corp.	48,990	6,940,903
United Continental Holdings, Inc.*	51,906	3,619,405
Univar, Inc.*	132,740	3,483,098
		43,235,449

Consumer Discretionary — 11.7%
Amazon.com, Inc.*	8,421	14,314,016
Aramark	91,090	3,379,439
Delphi Technologies PLC (United Kingdom)	71,890	3,268,119
Home Depot, Inc. (The)	34,575	6,745,583
Marriott International, Inc. - Class A	31,630	4,004,358
Walt Disney Co. (The)	28,370	2,973,460
		34,684,975

Financials — 4.4%
CME Group, Inc.	23,880	3,914,410
S&P Global, Inc.	20,560	4,191,978
Western Alliance Bancorp*	89,030	5,039,988
		13,146,376

Energy — 3.7%
Andeavor	45,880	6,018,538
Pioneer Natural Resources Co.	26,610	5,035,676
		11,054,214

Consumer Staples — 3.2%
Constellation Brands, Inc. - Class A	21,520	4,710,082
Costco Wholesale Corp.	22,210	4,641,446
		9,351,528

Materials — 1.9%
DowDuPont, Inc.	83,950	5,533,984

Real Estate — 0.7%
QTS Realty Trust, Inc. - Class A REIT	48,155	1,902,122
Total Common Stocks		$287,527,608

Short-Term Investment Fund — 3.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	9,592,123	$9,592,123

Total Investment Securities —100.4%
(Cost $227,017,002)		$297,119,731

Liabilities in Excess of Other Assets — (0.4%)		(1,166,578)

Net Assets — 100.0%		$295,953,153

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

11

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$287,527,608	$—	$—	$287,527,608
Short-Term Investment Fund	9,592,123	—	—	9,592,123
Total	$297,119,731	$—	$—	$297,119,731

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone International Growth Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

France — 13.2%

Consumer Discretionary — 2.8%
LVMH Moet Hennessy Louis Vuitton
SE ADR	5,960	$395,148

Consumer Staples — 5.0%
L'Oreal SA ADR	8,367	411,573
Remy Cointreau SA ADR	23,789	304,023

Industrials — 2.5%
Safran SA ADR	11,858	358,705

Information Technology — 2.9%
Dassault Systemes SE ADR	3,007	422,048
Total France		1,891,497

China — 12.0%

Consumer Discretionary — 3.0%
Geely Automobile Holdings Ltd. ADR	3,007	155,612
JD.com, Inc. ADR*	6,857	267,080

Information Technology — 9.0%
Alibaba Group Holding Ltd. ADR*	2,372	440,077
Baidu, Inc. ADR*	1,188	288,684
Tencent Holdings Ltd. ADR	7,332	368,433
Weibo Corp. ADR*	2,215	196,603
Total China		1,716,489

Japan — 11.8%

Consumer Discretionary — 4.1%
Panasonic Corp. ADR	12,765	172,136
Sony Corp. ADR	8,123	416,385

Health Care — 1.2%
Hoya Corp. ADR	3,112	176,482

Industrials — 4.4%
FANUC Corp. ADR	14,874	294,951
Komatsu Ltd. ADR	11,457	326,238

Information Technology — 2.1%
Omron Corp. ADR	6,519	303,753
Total Japan		1,689,945

Germany — 8.0%

Consumer Discretionary — 2.3%
adidas AG ADR	2,966	323,294

Financials — 2.0%
Allianz SE ADR	13,819	283,013

Information Technology — 2.2%
Infineon Technologies AG ADR	12,404	317,170

Materials — 1.5%
BASF SE ADR	9,283	221,864
Total Germany		1,145,341

India — 7.1%

Financials — 4.7%
HDFC Bank Ltd. ADR	4,870	511,447
ICICI Bank Ltd. ADR	19,569	157,139

Information Technology — 2.4%
WNS Holdings Ltd. ADR*	6,709	350,076
Total India		1,018,662

Canada — 6.8%

Energy — 4.5%
Canadian Natural Resources Ltd.	8,123	292,997
Suncor Energy, Inc.	8,547	347,692

Financials — 2.3%
Brookfield Asset Management, Inc. - Class A	8,123	329,306
Total Canada		969,995

United Kingdom — 6.0%

Consumer Staples — 1.5%
Unilever NV	4,009	223,381

Financials — 2.5%
Prudential PLC ADR	7,754	354,358

Health Care — 2.0%
AstraZeneca PLC ADR	8,059	282,952
Total United Kingdom		860,691

Ireland — 5.5%

Consumer Discretionary — 3.1%
Aptiv PLC	4,863	445,597

Industrials — 2.4%
Kingspan Group PLC ADR	6,593	334,924
Total Ireland		780,521

Switzerland — 3.1%

Financials — 1.2%
Credit Suisse Group AG ADR	11,551	171,879

Health Care — 1.0%
Novartis AG ADR	1,846	139,447

Information Technology — 0.9%
Luxoft Holding, Inc.*	3,587	132,181
Total Switzerland		443,507

13

Touchstone International Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Denmark — 2.8%

Financials — 1.3%
Danske Bank A/S ADR	11,657	$182,082

Health Care — 1.5%
Novo Nordisk A/S ADR	4,694	216,487
Total Denmark		398,569

Netherlands — 2.7%

Information Technology — 2.7%
Interxion Holding NV*	6,124	382,260

Panama — 2.2%

Industrials — 2.2%
Copa Holdings SA - Class A	3,321	314,233

United States — 2.1%

Materials — 2.1%
LyondellBasell Industries NV - Class A	2,690	295,497

Macau — 2.1%

Consumer Discretionary — 2.1%
Sands China Ltd. ADR	5,496	294,558

Sweden — 1.8%

Industrials — 1.8%
Atlas Copco AB ADR - Class A	6,488	254,784

Austria — 1.8%

Financials — 1.8%
Erste Group Bank AG ADR	12,210	254,212

Spain — 1.7%

Consumer Discretionary — 1.7%
Industria de Diseno Textil SA ADR	14,400	245,664

Taiwan — 1.7%

Information Technology — 1.7%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	6,646	242,978

Singapore — 1.5%

Financials — 1.5%
United Overseas Bank Ltd. ADR	5,380	212,133

Philippines — 1.4%

Financials — 1.4%
BDO Unibank, Inc. ADR	8,070	193,599

Brazil — 1.2%

Financials — 1.2%
Itau Unibanco Holding SA ADR	16,668	173,014

South Africa — 1.1%

Financials — 1.1%
Capitec Bank Holdings Ltd. ADR	4,905	155,415
Total Common Stocks		$13,933,564

Short-Term Investment Fund — 2.3%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	337,101	337,101
Total Short-Term Investment Fund		$337,101

Total Investment Securities —99.9%
(Cost $12,419,469)		$14,270,665

Other Assets in Excess of Liabilities — 0.1%		10,381

Net Assets — 100.0%		$14,281,046

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$13,933,564	$—	$—	$13,933,564
Short-Term Investment Fund	337,101	—	—	337,101
Total	$14,270,665	$—	$—	$14,270,665

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone International Value Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%

United Kingdom — 21.9%

Consumer Discretionary — 4.7%
Fiat Chrysler Automobiles NV*	10,280	$193,925
Greene King PLC	46,523	353,411
ITV PLC	168,834	385,995

Consumer Staples — 4.6%
Coca-Cola European Partners PLC	11,696	475,326
Imperial Brands PLC	11,509	427,422

Financials — 1.7%
Standard Life Aberdeen PLC	75,963	325,286

Health Care — 1.8%
GlaxoSmitKline PLC	17,834	359,550

Industrials — 7.0%
Babcock International Group PLC	27,935	300,146
CNH Industrial NV	32,913	347,676
Cobham PLC*	225,907	381,991
Travis Perkins PLC	18,534	347,302

Materials — 2.1%
RPC Group PLC	41,058	404,244
Total United Kingdom		4,302,274

Japan — 18.2%

Consumer Staples — 2.3%
Japan Tobacco, Inc.	15,900	444,348

Energy — 1.5%
Inpex Corp.	27,800	288,728

Financials — 5.0%
ORIX Corp.	20,700	326,276
Resona Holdings, Inc.	56,500	301,133
Seven Bank Ltd.	117,800	359,713

Industrials — 6.1%
Fuji Electric Co. Ltd.	45,480	345,471
Seibu Holdings, Inc.	23,800	400,785
Sumitomo Corp.	28,030	459,687

Information Technology — 2.1%
Hitachi Ltd.	58,720	413,681

Materials — 1.2%
Sumitomo Osaka Cement Co. Ltd.	49,010	229,482
Total Japan		3,569,304

Germany — 12.6%

Consumer Discretionary — 2.0%
HUGO BOSS AG	4,378	397,037

Health Care — 2.7%
Bayer AG	4,888	536,818

Industrials — 4.2%
GEA Group AG	10,056	338,668
Siemens AG	3,678	484,598

Materials — 1.9%
Linde AG	1,571	373,237

Telecommunication Services — 1.8%
Deutsche Telekom AG	22,082	341,265
Total Germany		2,471,623

France — 8.3%

Consumer Discretionary — 0.7%
Elior Group SA, 144a	9,914	143,099

Industrials — 3.8%
Airbus SE	6,408	747,781

Materials — 1.9%
Air Liquide SA	2,966	371,774

Utilities — 1.9%
Engie SA	23,771	363,614
Total France		1,626,268

Netherlands — 4.0%

Energy — 2.1%
Koninklijke Vopak NV	8,976	413,721

Health Care — 1.9%
Koninklijke Philips NV	8,902	377,160
Total Netherlands		790,881

United States — 4.0%

Energy — 4.0%
Oceaneering International, Inc.	20,104	511,848
Schlumberger Ltd.	3,969	266,042
Total United States		777,890

Ireland — 3.5%

Financials — 1.7%
Bank of Ireland Group PLC	42,137	326,993

Materials — 1.8%
CRH PLC	10,319	361,962
Total Ireland		688,955

Italy — 3.3%

Energy — 3.3%
Eni SpA	23,235	430,809
Snam SpA	50,273	209,508
Total Italy		640,317

15

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.5% (Continued)

Switzerland — 3.1%

Consumer Staples — 0.9%
Aryzta AG*†	11,793	$176,399

Financials — 2.2%
Credit Suisse Group AG	29,338	438,693
Total Switzerland		615,092

Colombia — 2.8%

Energy — 2.8%
Ecopetrol SA ADR†	27,100	556,905

Singapore — 2.5%

Financials — 2.5%
United Overseas Bank Ltd.	25,470	499,180

Hong Kong — 2.3%

Consumer Discretionary — 2.3%
SJM Holdings Ltd.	365,000	452,684

Finland — 1.8%

Utilities — 1.8%
Fortum OYJ	14,746	351,237

Malaysia — 1.7%

Financials — 1.7%
CIMB Group Holdings Bhd	247,200	333,284

Taiwan — 1.6%

Information Technology — 1.6%
MediaTek, Inc.	32,400	318,041

Austria — 1.6%

Financials — 1.6%
Erste Group Bank AG	7,603	316,969

Spain — 1.6%

Energy — 1.6%
Enagas SA	10,841	316,192

Australia — 1.5%

Financials — 1.5%
AMP Ltd.	114,088	300,075

Belize — 1.2%

Information Technology — 1.2%
Cielo SA	52,660	224,866

South Korea — 1.1%

Financials — 1.1%
Samsung Securities Co. Ltd.	6,620	206,634

Iceland — 0.9%

Financials — 0.9%
Arion Banki HF, 144a*	217,551	177,310
Total Common Stocks		$19,535,981

Short-Term Investment Funds — 2.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	75	75
Invesco Government & Agency
Portfolio, Institutional Class,
1.81%**∞Ω	517,294	517,294
Total Short-Term Investment Funds		$517,369

Total Investment Securities —102.1%
(Cost $20,743,011)		$20,053,350

Liabilities in Excess of Other Assets — (2.1%)		(406,943)

Net Assets — 100.0%		$19,646,407

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $506,665.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $320,409 or 1.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

16

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$828,737	$3,473,537	$—	$4,302,274
Japan	—	3,569,304	—	3,569,304
Germany	—	2,471,623	—	2,471,623
France	143,099	1,483,169	—	1,626,268
Netherlands	—	790,881	—	790,881
United States	777,890	—	—	777,890
Ireland	—	688,955	—	688,955
Italy	—	640,317	—	640,317
Switzerland	—	615,092	—	615,092
Colombia	556,905	—	—	556,905
Singapore	—	499,180	—	499,180
Hong Kong	—	452,684	—	452,684
Finland	—	351,237	—	351,237
Malaysia	—	333,284	—	333,284
Taiwan	—	318,041	—	318,041
Austria	—	316,969	—	316,969
Spain	—	316,192	—	316,192
Australia	—	300,075	—	300,075
Belize	224,866	—	—	224,866
South Korea	—	206,634	—	206,634
Iceland	177,310	—	—	177,310
Short-Term Investment Funds	517,369	—	—	517,369
Total	$3,226,176	$16,827,174	$—	$20,053,350

At June 30, 2018, equity securities valued at $700,230 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 occur when required confidence levels are achieved, triggering use of a systematic valuation model, provided by an independent third party, to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

Information Technology — 27.7%
Analog Devices, Inc.	130,380	$12,506,050
Autodesk, Inc.*	103,015	13,504,236
Fidelity National Information
Services, Inc.	193,470	20,513,624
FleetCor Technologies, Inc.*	95,090	20,030,708
Fortinet, Inc.*	178,342	11,133,891
Lam Research Corp.	86,860	15,013,751
Microchip Technology, Inc.	158,140	14,382,833
NCR Corp.*	317,790	9,527,344
NetApp, Inc.	170,466	13,386,695
Nice Ltd. ADR (Israel)*	128,553	13,339,945
Palo Alto Networks, Inc.*	62,950	12,934,336
Red Hat, Inc.*	102,840	13,818,611
ServiceNow, Inc.*	86,350	14,892,784
Splunk, Inc.*	96,950	9,608,714
Worldpay, Inc. - Class A*	295,540	24,169,261
Zendesk, Inc.*	197,210	10,745,973
		229,508,756

Industrials — 18.9%
AMETEK, Inc.	235,620	17,002,339
Ferguson PLC (Switzerland) ADR†	2,077,692	16,933,190
IHS Markit Ltd. (United Kingdom)*	305,384	15,754,761
JB Hunt Transport Services, Inc.	157,426	19,135,130
Lennox International, Inc.	78,031	15,617,905
Rockwell Automation, Inc.	61,725	10,260,547
Teledyne Technologies, Inc.*	86,109	17,140,858
TransDigm Group, Inc.	45,961	15,862,980
TransUnion	251,471	18,015,382
United Continental Holdings, Inc.*	163,420	11,395,277
		157,118,369

Consumer Discretionary — 13.4%
Aptiv PLC (Ireland)	102,217	9,366,144
Aramark	310,640	11,524,744
Delphi Technologies PLC (United Kingdom)	220,352	10,017,202
Dollar Tree, Inc.*	127,320	10,822,200
Expedia, Inc.	78,630	9,450,540
Hilton Worldwide Holdings, Inc.	199,170	15,766,297
PVH Corp.	88,840	13,301,125
Six Flags Entertainment Corp.†	188,250	13,186,912
Tiffany & Co.	132,070	17,380,412
		110,815,576

Health Care — 12.8%
Alexion Pharmaceuticals, Inc.*	101,960	12,658,334
Cooper Cos., Inc. (The)	73,079	17,206,451
ICON PLC (Ireland)*	99,670	13,209,265
IDEXX Laboratories, Inc.*	56,893	12,399,260
Jazz Pharmaceuticals PLC (Ireland)*	67,514	11,632,662
Medicines Co. (The)*	245,830	9,021,961
Mettler-Toledo International, Inc.*	28,620	16,560,391
Zoetis, Inc.	156,020	13,291,344
		105,979,668

Financials — 8.5%
Arthur J Gallagher & Co.	203,920	13,311,898
E*TRADE Financial Corp.*	224,510	13,731,032
MSCI, Inc.	65,330	10,807,542
Progressive Corp. (The)	227,690	13,467,863
SVB Financial Group*	27,196	7,853,117
Western Alliance Bancorp*	206,740	11,703,551
		70,875,003

Energy — 4.6%
Andeavor	125,735	16,493,917
Pioneer Natural Resources Co.	113,230	21,427,645
		37,921,562

Materials — 4.4%
Avery Dennison Corp.	119,040	12,153,984
Celanese Corp. - Class A	108,650	12,066,669
Vulcan Materials Co.	92,980	11,999,999
		36,220,652

Consumer Staples — 3.2%
Constellation Brands, Inc. - Class A	54,771	11,987,729
Pinnacle Foods, Inc.	219,767	14,298,041
		26,285,770

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc. REIT	97,730	12,330,594
CyrusOne, Inc. REIT	155,315	9,064,183
		21,394,777
Total Common Stocks		$796,120,133

Short-Term Investment Funds — 4.5%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	34,776,890	34,776,890
Invesco Government & Agency
Portfolio, Institutional Class,
1.81%**∞Ω	2,577,958	2,577,958
Total Short-Term Investment Funds		$37,354,848

Total Investment Securities —100.6%
(Cost $623,875,753)		$833,474,981

Liabilities in Excess of Other Assets — (0.6%)		(5,167,532)

Net Assets — 100.0%		$828,307,449

18

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2018 was $2,568,158.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$796,120,133	$—	$—	$796,120,133
Short-Term Investment Funds	37,354,848	—	—	37,354,848
Total	$833,474,981	$—	$—	$833,474,981

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.6%

India — 31.7%

Consumer Discretionary — 10.1%
Jubilant Foodworks Ltd.	1,294,850	$26,198,015
Makemytrip Ltd.*	467,100	16,885,665
Maruti Suzuki India Ltd.	73,430	9,463,834
Zee Entertainment Enterprises Ltd.	1,739,497	13,821,576

Consumer Staples — 3.3%
Avenue Supermarts Ltd., 144a*	264,788	5,744,386
Britannia Industries Ltd.	103,512	9,386,112
ITC Ltd.	1,683,747	6,543,106

Financials — 8.8%
HDFC Bank Ltd.	599,300	18,461,236
Housing Development Finance Corp. Ltd.	796,269	22,187,703
IndusInd Bank Ltd.	605,051	17,079,169

Health Care — 2.2%
Apollo Hospitals Enterprise Ltd.	967,829	14,822,013

Industrials — 6.0%
Adani Ports & Special Economic Zone Ltd.	3,143,186	17,160,575
Eicher Motors Ltd.	26,635	11,106,689
Larsen & Toubro Ltd.	624,214	11,621,667

Materials — 1.3%
Asian Paints Ltd.	446,213	8,236,334
Total India		208,718,080

China — 23.7%

Consumer Discretionary — 7.2%
ANTA Sports Products Ltd.	3,838,000	20,238,955
Ctrip.com International Ltd. ADR*	571,200	27,206,256

Information Technology — 16.5%
Alibaba Group Holding Ltd. ADR*	263,743	48,932,239
Baidu, Inc. ADR*	132,581	32,217,183
Sunny Optical Technology Group Co. Ltd.	566,200	10,501,516
Tencent Holdings Ltd.	342,500	17,198,775
Total China		156,294,924

South Africa — 6.7%

Consumer Discretionary — 6.7%
Naspers Ltd. - Class N	173,800	43,822,598

Russia — 6.4%

Consumer Staples — 0.7%
Magnit PJSC GDR	270,800	4,874,400

Information Technology — 5.7%
Mail.Ru Group Ltd. GDR*	331,700	9,580,620
Yandex NV - Class A*	775,700	27,847,630
Total Russia		42,302,650

South Korea — 5.6%

Consumer Staples — 1.8%
Amorepacific Corp.	41,408	11,986,550

Health Care — 3.8%
Medy-Tox, Inc.	36,057	24,789,013
Total South Korea		36,775,563

Macau — 2.5%

Consumer Discretionary — 2.5%
Sands China Ltd.	3,041,400	16,214,884

Argentina — 2.4%

Information Technology — 2.4%
MercadoLibre, Inc.	53,575	16,015,175

Thailand — 2.3%

Consumer Staples — 2.3%
CP ALL PCL	6,969,600	15,446,642

Philippines — 2.2%

Industrials — 0.9%
International Container Terminal Services, Inc.	4,314,820	6,249,788

Real Estate — 1.3%
SM Prime Holdings, Inc.	12,395,500	8,349,909
Total Philippines		14,599,697

Taiwan — 2.2%

Information Technology — 2.2%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	393,940	14,402,446

Indonesia — 1.8%

Financials — 1.4%
Bank Central Asia Tbk PT	6,370,700	9,514,197

Health Care — 0.4%
Siloam International Hospitals Tbk PT*	6,543,318	2,384,301
Total Indonesia		11,898,498

Peru — 1.6%

Financials — 1.6%
Credicorp Ltd.	47,393	10,669,112

Mexico — 1.6%

Industrials — 1.6%
Grupo Aeroportuario del Sureste SAB de CV ADR	65,185	10,374,845

20

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.6% (Continued)

Cambodia — 1.6%

Consumer Discretionary — 1.6%
NagaCorp Ltd.	11,426,000	$10,362,786

Singapore — 1.2%

Information Technology — 1.2%
Sea Ltd. ADR*	546,200	8,193,000

Brazil — 1.1%

Consumer Staples — 1.1%
Raia Drogasil SA	443,900	7,503,035

Malaysia — 1.0%

Health Care — 1.0%
IHH Healthcare Bhd	4,511,800	6,819,523
Total Common Stocks		$630,413,458

Short-Term Investment Fund — 5.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	32,724,439	$32,724,439

Total Investment Securities —100.6%
(Cost $551,202,856)		$663,137,897

Liabilities in Excess of Other Assets — (0.6%)		(3,676,028)

Net Assets — 100.0%		$659,461,869

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $5,744,386 or 0.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$16,885,665	$191,832,415	$—	$208,718,080
China	108,355,678	47,939,246	—	156,294,924
South Africa	—	43,822,598	—	43,822,598
Russia	32,722,030	9,580,620	—	42,302,650
South Korea	—	36,775,563	—	36,775,563
Macau	—	16,214,884	—	16,214,884
Argentina	16,015,175	—	—	16,015,175
Thailand	—	15,446,642	—	15,446,642
Philippines	6,249,788	8,349,909	—	14,599,697
Taiwan	14,402,446	—	—	14,402,446
Indonesia	—	11,898,498	—	11,898,498
Peru	10,669,112	—	—	10,669,112
Mexico	10,374,845	—	—	10,374,845
Cambodia	—	10,362,786	—	10,362,786
Singapore	8,193,000	—	—	8,193,000
Brazil	7,503,035	—	—	7,503,035
Malaysia	—	6,819,523	—	6,819,523
Short-Term Investment Fund	32,724,439	—	—	32,724,439
Total	$264,095,213	$399,042,684	$—	$663,137,897

At June 30, 2018, equity securities valued at $9,203,824 and $4,874,400 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 occur when required confidence levels are archived, triggering use of a systematic valuation model, provided by an independent third party, to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Small Cap Growth Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Information Technology — 26.6%
Advanced Energy Industries, Inc.*	19,418	$1,127,992
Alarm.com Holdings, Inc.*	33,999	1,372,880
Baozun, Inc. (China) ADR*	22,274	1,218,388
Entegris, Inc.	55,563	1,883,586
Envestnet, Inc.*	27,146	1,491,673
EPAM Systems, Inc.*	13,302	1,653,838
ePlus, Inc.*	15,739	1,481,040
Euronet Worldwide, Inc.*	42,742	3,580,497
ExlService Holdings, Inc.*	29,541	1,672,316
Fair Isaac Corp.*	9,258	1,789,757
Instructure, Inc.*	34,138	1,452,572
Oclaro, Inc.*	211,757	1,890,990
Okta, Inc.*	29,474	1,484,605
Paycom Software, Inc.*	16,220	1,603,023
Pegasystems, Inc.	27,712	1,518,618
Qualys, Inc.*	28,692	2,418,736
Quotient Technology, Inc.*	107,838	1,412,678
RealPage, Inc.*	36,193	1,994,234
Rogers Corp.*	8,835	984,749
Semtech Corp.*	35,291	1,660,442
Trade Desk, Inc. (The) - Class A*	18,785	1,762,033
TTM Technologies, Inc.*	86,036	1,516,815
Varonis Systems, Inc.*	17,499	1,303,675
WNS Holdings Ltd. (India) ADR*	30,304	1,581,263
Yelp, Inc.*	23,103	905,176
		40,761,576

Health Care — 24.3%
Achaogen, Inc.*	40,537	351,050
Aimmune Therapeutics, Inc.*	24,276	652,782
AMN Healthcare Services, Inc.*	32,784	1,921,142
Array BioPharma, Inc.*	74,800	1,255,144
BioTelemetry, Inc.*	33,238	1,495,710
Blueprint Medicines Corp.*	9,207	584,460
Cambrex Corp.*	25,603	1,339,037
Cantel Medical Corp.	14,039	1,380,876
Catalent, Inc.*	34,012	1,424,763
Chemed Corp.	9,453	3,042,070
CryoPort, Inc.*	35,425	559,006
Editas Medicine, Inc.*	10,131	362,994
Encompass Health Corp.	29,888	2,024,015
FibroGen, Inc.*	12,686	794,144
Globus Medical, Inc. - Class A*	33,820	1,706,557
Heska Corp.*	9,212	956,113
Icon PLC (Ireland)*	28,019	3,713,358
ICU Medical, Inc.*	9,426	2,767,945
Intersect ENT, Inc.*	21,698	812,590
LeMaitre Vascular, Inc.	30,099	1,007,714
Loxo Oncology, Inc.*	4,466	774,762
Merit Medical Systems, Inc.*	43,876	2,246,451
NuVasive, Inc.*	13,319	694,186
OraSure Technologies, Inc.*	45,182	744,147
PetIQ, Inc.*	58,177	1,562,634
Portola Pharmaceuticals, Inc.*	11,930	450,596
Repligen Corp.*	14,924	702,025
Sangamo Therapeutics, Inc.*	14,405	204,551
Supernus Pharmaceuticals, Inc.*	26,786	1,603,142
		37,133,964

Industrials — 16.7%
ASGN, Inc.*	29,457	2,303,243
Beacon Roofing Supply, Inc.*	43,009	1,833,044
Brink's Co. (The)	28,170	2,246,557
Copa Holdings SA - Class A (Panama)	20,057	1,897,793
Curtiss-Wright Corp.	11,548	1,374,443
EMCOR Group, Inc.	25,027	1,906,557
ITT, Inc.	40,595	2,121,901
Korn/Ferry International	30,579	1,893,757
MasTec, Inc.*	36,335	1,844,001
Mercury Systems, Inc.*	53,585	2,039,445
Raven Industries, Inc.	18,937	728,128
Trex Co., Inc.*	31,127	1,948,239
TriNet Group, Inc.*	34,896	1,952,082
Willdan Group, Inc.*	50,150	1,553,145
		25,642,335

Consumer Discretionary — 15.1%
Boyd Gaming Corp.	37,440	1,297,670
Cable One, Inc.	3,041	2,229,935
Chegg, Inc.*	67,093	1,864,514
Churchill Downs, Inc.	6,610	1,959,865
Groupon, Inc.*	427,563	1,838,521
Liberty TripAdvisor Holdings, Inc. - Class A*	119,008	1,916,029
Marriott Vacations Worldwide Corp.	16,697	1,886,093
PlayAGS, Inc.*	76,732	2,077,135
Shutterfly, Inc.*	20,724	1,865,782
Stoneridge, Inc.*	63,409	2,228,192
TopBuild Corp.*	21,183	1,659,476
Visteon Corp.*	17,683	2,285,351
		23,108,563

Materials — 5.5%
KMG Chemicals, Inc.	14,442	1,065,531
Louisiana-Pacific Corp.	72,723	1,979,520
Materion Corp.	22,037	1,193,304
PolyOne Corp.	28,374	1,226,324
Trinseo SA	26,866	1,906,143
Tronox Ltd. - Class A	52,779	1,038,691
		8,409,513

Financials — 5.1%
Evercore, Inc. - Class A	17,731	1,869,734
Primerica, Inc.	22,301	2,221,180
Texas Capital Bancshares, Inc.*	23,422	2,143,113
Trupanion, Inc.*	40,398	1,559,363
		7,793,390

Energy — 2.2%
Matador Resources Co.*	52,528	1,578,466
ProPetro Holding Corp.*	55,289	866,931
US Silica Holdings, Inc.	34,071	875,284
		3,320,681

22

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.7% (Continued)

Real Estate — 1.2%
CoreSite Realty Corp.	17,074	$1,892,141
Total Common Stocks		$148,062,163

Short-Term Investment Fund — 1.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	2,517,274	$2,517,274

Total Investment Securities —98.3%
(Cost $125,677,617)		$150,579,437

Other Assets in Excess of Liabilities — 1.7%		2,590,603

Net Assets — 100.0%		$153,170,040

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$148,062,163	$—	$—	$148,062,163
Short-Term Investment Fund	2,517,274	—	—	2,517,274
Total	$150,579,437	$—	$—	$150,579,437

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – June 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

United States — 59.3%

Consumer Discretionary — 10.6%
Amazon.com, Inc.*	9,650	$16,403,070
Comcast Corp. - Class A	630,169	20,675,845
Foot Locker, Inc.	69,820	3,676,023
Ford Motor Co.	262,028	2,900,650
NIKE, Inc. - Class B	65,209	5,195,853
Ross Stores, Inc.	169,753	14,386,567
Royal Caribbean Cruises Ltd.	168,922	17,500,319

Energy — 5.2%
ConocoPhillips	187,960	13,085,775
EOG Resources, Inc.	177,426	22,077,117
Schlumberger Ltd.	67,000	4,491,010

Financials — 9.3%
American Express Co.	40,000	3,920,000
Comerica, Inc.	167,552	15,233,828
Fifth Third Bancorp	634,917	18,222,118
JPMorgan Chase & Co.	94,162	9,811,680
Reinsurance Group of America, Inc.	88,549	11,819,521
Synchrony Financial	358,223	11,957,484

Health Care — 11.2%
Alnylam Pharmaceuticals, Inc.*	31,048	3,057,918
Becton Dickinson & Co.	41,551	9,953,958
Biogen, Inc.*	31,957	9,275,200
Cerner Corp.*	197,767	11,824,489
CVS Health Corp.	180,407	11,609,190
Danaher Corp.	60,000	5,920,800
DexCom, Inc.*	111,309	10,572,129
Illumina, Inc.*	17,597	4,914,666
Regeneron Pharmaceuticals, Inc.*	19,411	6,696,601
Shire PLC ADR	59,422	10,030,434
Spark Therapeutics, Inc.*	21,429	1,773,464

Industrials — 6.2%
Hexcel Corp.	110,503	7,335,189
Parker-Hannifin Corp.	22,000	3,428,700
Southwest Airlines Co.	419,845	21,361,714
United Continental Holdings, Inc.*	158,684	11,065,035
Xylem, Inc.	58,010	3,908,714

Information Technology — 13.8%
Alphabet, Inc. - Class A*	25,061	28,298,631
Facebook, Inc. - Class A*	80,857	15,712,132
Microsoft Corp.	283,568	27,962,640
NCR Corp.*	234,226	7,022,095
Visa, Inc. - Class A	197,266	26,127,882

Materials — 0.4%
Praxair, Inc.	20,000	3,163,000

Telecommunication Services — 0.3%
AT&T, Inc.	64,665	2,076,393

Utilities — 2.3%
American Water Works Co., Inc.	211,162	18,029,012
Total United States		452,476,846

Japan — 10.3%

Consumer Discretionary — 2.5%
Sony Corp.	240,400	12,311,931
Start Today Co. Ltd.	199,600	7,221,644

Industrials — 3.0%
Amada Holdings Co. Ltd.	618,300	5,934,043
Kinden Corp.	548,100	8,939,260
Mitsubishi Electric Corp.	620,900	8,238,050

Information Technology — 1.5%
Kyocera Corp.	198,400	11,157,605

Telecommunication Services — 2.7%
Nippon Telegraph & Telephone Corp.	447,800	20,342,664

Utilities — 0.6%
Tokyo Gas Co. Ltd.	170,400	4,524,508
Total Japan		78,669,705

France — 5.0%

Energy — 2.5%
TOTAL SA	318,650	19,350,282

Financials — 0.8%
BNP Paribas SA	101,899	6,303,166

Industrials — 1.7%
Cie de Saint-Gobain	179,335	7,988,475
Schneider Electric SE	57,112	4,749,824
Total France		38,391,747

United Kingdom — 4.3%

Consumer Discretionary — 1.6%
Compass Group PLC	574,085	12,236,975

Financials — 2.7%
Lloyds Banking Group PLC	12,236,586	10,152,903
Prudential PLC	463,627	10,568,983
Total United Kingdom		32,958,861

Germany — 3.8%

Industrials — 0.9%
KION Group AG	91,538	6,570,552

Materials — 1.4%
HeidelbergCement AG	126,868	10,652,670

Real Estate — 1.5%
Vonovia SE	245,346	11,661,151
Total Germany		28,884,373

24

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.6% (Continued)

China — 3.1%

Consumer Discretionary — 0.8%
Shenzhou International Group Holdings Ltd.	477,000	$5,869,668

Information Technology — 2.3%
Tencent Holdings Ltd.	349,000	17,525,176
Total China		23,394,844

Netherlands — 2.9%

Financials — 2.9%
ABN AMRO Group NV, 144a	262,440	6,787,175
ING Groep NV	1,067,628	15,325,305
Total Netherlands		22,112,480

South Korea — 2.0%

Information Technology — 0.7%
Samsung SDI Co. Ltd.	28,734	5,511,423

Telecommunication Services — 1.3%
KT Corp. ADR	764,295	10,149,838
Total South Korea		15,661,261

Sweden — 1.9%

Financials — 1.9%
Swedbank AB - Class A	673,227	14,343,936

Ireland — 1.8%

Health Care — 1.8%
Medtronic PLC	164,604	14,091,748

Switzerland — 1.8%

Health Care — 1.8%
Novartis AG	178,830	13,546,541

Mexico — 0.7%

Materials — 0.7%
Cemex SAB de CV ADR*	792,768	5,200,558

India — 0.6%

Financials — 0.6%
ICICI Bank Ltd. ADR	588,914	4,728,979

Indonesia — 0.6%

Financials — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	23,580,400	4,663,989

Belgium — 0.5%

Health Care — 0.5%
Galapagos NV*	41,637	3,834,665
Total Common Stocks		$752,960,533

Short-Term Investment Fund — 1.4%
Dreyfus Government Cash
Management, Institutional Shares,
1.81%∞Ω	10,395,139	$10,395,139

Total Investment Securities —100.0%
(Cost $656,382,977)		$763,355,672

Other Assets in Excess of Liabilities — 0.0%		151,536

Net Assets — 100.0%		$763,507,208

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities were valued at $6,787,175 or 0.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

25

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$452,476,846	$—	$—	$452,476,846
Japan	—	78,669,705	—	78,669,705
France	—	38,391,747	—	38,391,747
United Kingdom	—	32,958,861	—	32,958,861
Germany	—	28,884,373	—	28,884,373
China	—	23,394,844	—	23,394,844
Netherlands	—	22,112,480	—	22,112,480
South Korea	10,149,838	5,511,423	—	15,661,261
Sweden	—	14,343,936	—	14,343,936
Ireland	14,091,748	—	—	14,091,748
Switzerland	—	13,546,541	—	13,546,541
Mexico	5,200,558	—	—	5,200,558
India	4,728,979	—	—	4,728,979
Indonesia	—	4,663,989	—	4,663,989
Belgium	—	3,834,665	—	3,834,665
Short-Term Investment Fund	10,395,139	—	—	10,395,139
Total	$497,043,108	$266,312,564	$—	$763,355,672

At June 30, 2018, equity securities valued at $84,181,130 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 occur when required confidence levels are achieved, triggering use of a systematic valuation model, provided by an independent third party, to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments

26

Notes to Portfolios of Investments

June 30, 2018 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2018, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund, Sands Capital Emerging Markets Growth Fund and Sustainability and Impact Equity Fund.

During the period ended June 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms

27

Notes to Portfolios of Investments (Unaudited) (Continued)

and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

Options —The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of June 30, 2018, the Flexible Income Fund held purchased option with a fair value of $663,000.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2018, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $4,440,180 held as collateral for futures contracts.

29

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2018, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts —The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities —The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primarily risk exposure as of June 30, 2018.

	Fair Value of Derivative Investments
	As of June 30, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$—	$(135,218)
	Futures - Equity Contracts*	123,037	—
	Forward Foreign Currency Contracts**	625,565	(280,435)

* Amounts for Futures Contracts and Forward Foreign Currency Contracts represent unrealized appreciation (depreciation).

30

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended June 30, 2018, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$346,653
Futures - Average notional value	$5,108,214
Interest rate contracts:
Futures - Average notional value	$27,348,255
Forward Foreign Currency Contracts:
Average U.S. dollar amount delivered	$13,245,694
Average U.S. dollar amount received	$33,730,954

Portfolio securities loaned—The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Flexible Income Fund	Corporate Bonds	$567,791	$613,000	$45,209
	Common Stocks	353,976	366,062	12,086
Total Flexible Income Fund		921,767	979,062	57,295
International Value Fund	Common Stocks	506,665	517,294	10,629
Mid Cap Growth Fund	Common Stocks	2,568,158	2,577,958	9,800

*	The remaining contractual maturity is overnight for all securities.

**	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

31

Notes to Portfolios of Investments (Unaudited) (Continued)

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2018, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Flexible Income Fund	$892,880,948	$12,835,855	$(19,497,516)	$748,602	$(428,611)	$(6,341,670)
Focused Fund	901,424,237	342,961,454	(47,898,839)	—	—	295,062,615
Growth Opportunities Fund	227,017,002	73,846,570	(3,743,841)	—	—	70,102,729
International Growth Fund	12,419,469	2,271,922	(420,726)	—	—	1,851,196
International Value Fund	20,743,011	1,613,209	(2,302,870)	—	(1,425)	(691,086)
Mid Cap Growth Fund	623,875,753	216,257,705	(6,658,477)	—	—	209,599,228
Sands Capital Emerging Markets Growth Fund	551,202,856	127,152,034	(15,216,993)	7,391	(15,460)	111,926,972
Small Cap Growth Fund	125,677,617	28,558,839	(3,657,019)	—	—	24,901,820
Sustainability and Impact Equity Fund	656,382,977	132,886,782	(25,914,087)	2,095	(8,466)	106,966,324

*	Other includes Derivatives, Forward Foreign Currency Contracts and Foreign Currency Transactions.

32

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/17/2018

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 8/17/2018

* Print the name and title of each signing officer under his or her signature.